ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)	Jun. 12, 2006 FSHL	Nov. 17, 1999 WSP China	Apr. 07, 2008 Liaoyang Seamless Oil Pipes Co., Ltd. (Liaoyang Seamless)	Apr. 15, 2008 Songyuan Seamless Oil Pipes Co., Ltd. (Songyuan Seamless)	Apr. 01, 2008 Houston OCTG Group, Inc. (Houston OCTG)	Jul. 24, 2008 Tuoketuo County Mengfeng Special Steel Co., Ltd. (Mengfeng)	Oct. 14, 2008 Bazhou Seamless Oil Pipes Co., Ltd. (Bazhou Seamless)	Nov. 16, 2009 WSP Pipe Company Limited (WSP Pipe)
ORGANIZATION AND DESCRIPTION OF BUSINESS
Percentage of legal ownership	100.00%	100.00%	70.00%	100.00%	100.00%	100.00%	100.00%	100.00%